Risk Management - Summary of Sensitivity Analysis for Provisions Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PCBs | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	$ (123)	$ (169)
0.1% Decrease	123	169
PCBs | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	123	169
0.1% Decrease	(123)	(169)
Nuclear plants | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(418,570)	(474,432)
0.1% Decrease	432,847	491,360
Nuclear plants | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	458,047	515,262
0.1% Decrease	(443,531)	(498,258)
Spent fuel | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(130,065)	(54,330)
0.1% Decrease	130,761	56,453
Spent fuel | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	133,931	57,269
0.1% Decrease	(128,607)	(55,191)
Radioactive waste | Discount rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	(13,538)	(15,089)
0.1% Decrease	13,683	15,260
Radioactive waste | Inflation rate
Disclosure of Sensitivity analysis for provisions assumptions [Line Items]
0.1% Increase	13,291	14,190
0.1% Decrease	$ (13,174)	$ (14,056)